Redeemable Preferred Stocks (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 21, 2020	May 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	$ 9,015	$ 9,015	$ 9,015	$ 0
Recapitalization, including transfer to temporary equity	0	0	$ 9,015	9,015
Balance at end of period	$ 9,015	$ 9,015		$ 9,015